UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM 13F-NT

                             FORM 13F-NT COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [ ];  Amendment Number:

This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bishop Street Capital Management Corp.
Address:          999 Bishop Street
                  Suite 2806
                  Honolulu, HI  96813

13F File Number:  028-06531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ryan S. Ushijima
Title:  Chief Compliance Officer
Phone:  808-525-5120

Signature, Place, and Date of signing:

     /s/ Ryan S. Ushijima         Honolulu, Hawaii          October 2, 2012

Report Type (Check only one.):
[ ]   13F HOLDINGS REPORT.
[x]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
--------------------       ----
028-04029                  First Hawaiian Bank